Annual Fund Operating Expenses - Invesco VI International Growth Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Series II
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%